Equity - Schedule of Stock Options Assumptions (Details) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.37%
Contractual term (years)	3 years	5 years
Expected volatility	55.33%	52.64%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.18%	1.55%	0.27%
Contractual term (years)			3 months 11 days	3 years
Expected volatility			46.69%	38.57%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.62%	2.62%	3.05%
Contractual term (years)			5 years	5 years
Expected volatility			88.10%	55.37%